Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Salaries	$ 927	$ 963	$ 1,093
Directors fees	171	184	235
Key Management Compensation	1,646	1,172	2,228
Management [Member]
Statements [Line Items]
Share-based payments	393	13	396
Directors [Member]
Statements [Line Items]
Share-based payments	$ 155	$ 12	$ 504